CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

26.         CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB84,517 and RMB45,457 as of September 30, 2018 and 2019, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2018	2019	2019
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	47	252	36
Other receivables	4	4	1
Due from inter-companies	132,842	191,349	27,054
Due to related parties	(1,634)	(2,740)	(389)
Total current assets (liabilities)	131,259	188,865	26,702
Investment in unconsolidated subsidiaries	(155,970)	(211,548)	(29,910)
Total net liabilities	(24,711)	(22,683)	(3,208)

AND EQUITY
Total stockholders’ equity	(24,711)	(22,683)	(3,208)

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(3,016)	(5,147)	(12,597)	(1,832)
Loss from operations	(3,016)	(5,147)	(12,597)	(1,832)
Equity method loss	(72,491)	(148,514)	(49,163)	(6,951)
Interest expense	(167)	(2)	—	—
Loss before income taxes	(75,674)	(153,663)	(62,120)	(8,783)
Income tax expense	—	—	—	—

Net loss	(75,674)	(153,663)	(62,120)	(8,783)
Other comprehensive loss
Foreign currency translation difference	(7,644)	(3,315)	(1,640)	(232)
Total comprehensive loss	(83,318)	(156,978)	(63,760)	(9,015)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Net cash provided by operating activities	20,456	3,345	1,845	19,883
Net cash used in financing activities	(13,376)	—	—	—
Net increase in cash and cash equivalents	7,080	3,345	1,845	19,883
Cash and cash equivalents, beginning of year	581	17	47	7
Effect of exchange rate changes on cash and cash equivalents	(7,644)	(3,315)	(1,640)	(232)
Cash and cash equivalents, end of year	17	47	252	36

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.